SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Movement of the Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance	¥ 1,912,802	¥ 1,860,072
Provision for doubtful accounts	139,695	140,566
Reversals	(1,367)	(73,231)
Write-offs		(14,605)
Balance	2,051,130	1,912,802
Accounts receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance	1,444,582	1,444,000
Provision for doubtful accounts	2,292	612
Reversals	(852)	(30)
Write-offs
Balance	1,446,022	1,444,582
Other receivables [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance	26,861	65,647
Provision for doubtful accounts	3,588	26,854
Reversals	(515)	(65,640)
Write-offs
Balance	29,934	26,861
Loans receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance	441,359	350,425
Provision for doubtful accounts	133,815	113,100
Reversals		(7,561)
Write-offs		(14,605)
Balance	¥ 575,174	¥ 441,359